Interest Income and Expense - Summary of Interest Income and Expense by Basis of Accounting Classification (Detail) - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of Interest Income Expense [line items]
Interest income	[1]	$ 7,226	$ 9,475	$ 14,836	$ 19,863
Interest expense		1,391	3,275	2,971	7,494
Financial assets amortized cost [member]
Disclosure of Interest Income Expense [line items]
Interest income		6,264	7,331	12,875	15,288
Interest expense		873	1,823	1,915	4,340
Financial assets at fair value through other comprehensive income [member]
Disclosure of Interest Income Expense [line items]
Interest income		133	636	310	1,281
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure of Interest Income Expense [line items]
Interest income		6,397	7,967	13,185	16,569
Interest expense		873	1,823	1,915	4,340
Financial instruments measured or designated at fair value through profit or loss [member] | Equities designated at fair value through other comprehensive income [member]
Disclosure of Interest Income Expense [line items]
Interest income		829	1,508	1,651	3,294
Interest expense		$ 518	$ 1,452	$ 1,056	$ 3,154

[1]	Includes $6,397 million and $13,185 million, for the three and six months ended April 30, 2021, respectively (three and six months ended April 30, 2020 - $7,967 million and $16,569 million, respectively) which have been calculated based on the effective interest rate method. Refer to Note 19.